Shareholder Report, Holdings (Details) - Perkins Discovery Fund (Investor Class Shares)	Mar. 31, 2026
Axogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
ANI Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
SkyWater Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Digi International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Butterfly Network, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
BioLife Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Magnite, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Biotechnolgoy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Health Care Drugs/Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%
Health Care Manufacturing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Health Care Supplies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care Support Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
Health Care Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Software Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%